                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                                                October 20, 2006

United States Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Equity Opportunity Trust, Dividend Income Value Strategy Series 2006G
    File #333-137537
    Rule 497(j) Filing
    ------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of
Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on October 19, 2006.

                                         Very truly yours,

                                         /s/ Kathleen H. Moriarty, Esq.
                                         ---------------------------------
                                         Kathleen H. Moriarty, Esq.

cc:  Ms. Patricia Mengiste